SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small/Mid Cap Equity Fund

Supplement Dated March 4, 2009
to the Class A Shares Prospectus Dated September 30, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds.

Change in Sub-Adviser for the Small Cap Fund

In the sub-section entitled "Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Mazama Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Adviser for the Small/Mid Cap Equity Fund

In the sub-section entitled "Small/Mid Cap Equity Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Mazama Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Small/Mid Cap Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-551 (03/09)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small/Mid Cap Equity Fund

Supplement Dated March 4, 2009
to the Statement of Additional Information ("SAI") Dated September 30, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Small Cap and Small/Mid Cap Equity Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraph relating to Mazama Capital Management, Inc. is hereby deleted.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Mazama Capital Management, Inc. are hereby deleted.

There are no other changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-552 (03/09)